COMMON STOCK AND DIVIDENDS	12 Months Ended
Dec. 31, 2025
COMMON STOCK AND DIVIDENDS [Abstract]
COMMON STOCK AND DIVIDENDS
19.	COMMON STOCK AND DIVIDENDS

a)	Common stock structure and shares’ public offer

As of December 31, 2024 and 2023, tgs’ common stock was as follows:

	Amount of common stock, subscribed, issued and authorized for public offer
Common Shares Class
(Face value $ 1, 1 vote)	Outstanding shares	Treasury Shares	Common Stock
Class “A”	405,192,594	-	405,192,594
Class “B”	347,568,464	41,734,225	389,302,689
Total	752,761,058	41,734,225	794,495,283

The Ordinary, Extraordinary, and Special Shareholders’ Meeting held on April 30, 2025 resolved, among other matters, to reduce the share capital by 41,734,225 Class B shares, each with a nominal value of $ 1 and carrying one vote per share. This capital reduction was carried out through the cancellation of 41,734,225 treasury shares, with a nominal value of Ps. 41,734 and an inflation adjustment of Ps. 53,821,656. The acquisition cost of the treasury shares amounted to Ps. 97,455,079. This transaction was accounted for as an equity transaction, resulting in an Additional paid-up capital of Ps. 43,591,689, which was recorded in the Company’s equity.

As of December 31, 2025, tgs’ common stock is as follows:

Amount of common stock, suscribed, issued and authorized for public offer
Common Shares Class
(Face value $ 1, 1 vote)
Class “A”	405,192,594
Class “B”	347,568,464
Total	752,761,058

tgs’s shares are traded on the BYMA and under the form of the American Depositary Receipts (“ADSs”) (registered in the Securities and Exchange Commission (“SEC”) and representing 5 shares each) on the New York Stock Exchange.

b)	Acquisition of treasury shares

On March 6, 2020, the Company’s Board of Directors approved the sixth Program for the Acquisition of tgs treasury Shares in the markets where it makes a public offering of its shares (the “Sixth Repurchase Program”) for a maximum amount of Ps. 2,500 million (at the time of its creation).

Subsequently, on August 21, 2020, the Board of Directors approved a new Program for the Acquisition of tgs treasury Shares for a maximum amount to be invested in Ps. 3,000 million (at the time of its creation). This program was extended until March 22, 2021.

The acquisition cost of the treasury shares held in portfolio amounted to Ps. 97,455,079, as of December 31, 2024, which, together with the Treasury Share Trading Premium of Ps. 28,270,856, restricted-pursuant to Title IV, Chapter III, Sections 3.11.c and 3.11.e of the Regulations-the amount of realized and liquid earnings mentioned above that the Company was permitted to distribute.

As mentioned above, the treasury shares acquired were cancelled on April 30, 2025.

As of December 31, 2025, the Additional paid-up capital amounted to Ps. 71,862,545, in accordance with the provisions of the Shareholders’ Meeting.

c)	Dividend distribution

Cash dividends

During the year ended December 31 2025, the Company paid cash dividends in the amount of Ps. 231,152,260 (Ps. 269.28 per share), which were authorized by the Ordinary, Extraordinary, and Special Shareholders’ Meeting held on April 30, 2025, and by the Company’s Board of Directors at its meeting held on May 28, 2025.

d)	Restrictions on distribution of retained earnings

Pursuant to the General Companies Act and CNV Rules, we are required to allocate a legal reserve (“Legal Reserve”) equal to at least 5% of each year’s net income (as long as there are no losses for prior fiscal years pending to be absorbed) until the aggregate amount of such reserve equals 20% of the sum of (i) “common stock nominal value” plus (ii) “inflation adjustment to common stock,” as shown in our consolidated statement of changes in equity.

Finally, and as mentioned in subsection b of this note, the amounts subject to distribution were restricted up to the acquisition cost of treasury shares and the paid-up capital as of December 31, 2024 and 2023.